Lease Liabilities (Details) - Schedule of cash flow supplemental disclosures - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	¥ 4,514	¥ 1,249	¥ 1,325